Inventories	6 Months Ended
Jun. 30, 2020
Inventories - Schedule Of Inventories
Inventories

Inventories

in EUR thousands	June 30, 2020	December 31, 2019
Inventories
Raw materials	1,021	893
Unfinished goods	362	201
Finished goods and products	3,001	2,971
Total	4,384	4,065

During the reporting period, impairment losses on inventories were recognized in the amount of EUR 5 thousand (previous year: EUR 24 thousand).